Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Settled liability			$ 501,000
Monthly lease payment		$ 1,000
Operating lease expiration, description		through its expiration in July 2019.
Rent expense	$ 353,852	$ 423,365
Unrelated Party [Member]
Operating lease expiration, description	through its expiration in December 2019.
Unrelated Party [Member] | Minimum [Member]
Monthly lease payment	$ 30,000
Unrelated Party [Member] | Maximum [Member]
Monthly lease payment	35,000
Related Party [Member]
Rent expense	$ 12,000	$ 5,000